Enterprise-wide geographic reporting	12 Months Ended
Dec. 31, 2013
Enterprise-wide geographic reporting [Abstract]
Enterprise-wide geographic reporting

Note 15 - Enterprise-wide geographic reporting

The Company designs and sells LCD/LED products. The designing process, selling practice and distribution process are similar for all products. Based on qualitative and quantitative criteria established by the FASB's accounting standard regarding disclosures about segments of an enterprise and related information, the Company considers itself to be operating within one reportable segment.

The Company does not have material long-lived assets located in foreign countries other than PRC. Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company's net revenue from external customers by geographic areas is as follows:

	Year ended December 31,
	2013	2012	2011

China	$177,836	$143,877	$276,286
International	23,138	22,824	36,850
Total	$200,974	$166,701	$313,136

During the years ended December 31, 2013, 2012 and 2011, 100%, 99.9% and 11,3% of international sales were made to customers in HK, , approximately 0%, 0.1% and 4.3% of international sales were made to customers in the U.S., and approximately 0%, 0% and 84.4% of international sales were made to customers excluding HK and U.S. respectively.